CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - FREYR AS - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Beginning balance at Dec. 31, 2018	$ 143		$ (79)	$ (1)	$ 63
Beginning balance (shares) at Dec. 31, 2018	118,700,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	$ 0	$ 192	0	0	192
Net loss	0	0	(1,201)	0	(1,201)
Other comprehensive income	0	0	0	(3)	(3)
Ending balance at Dec. 31, 2019	$ 143	192	(1,280)	(4)	$ (949)
Ending balance (shares) at Dec. 31, 2019	118,700,000				118,700,000
Ending balance at Dec. 31, 2019	$ 143	192	(1,280)	(4)	$ (949)
Ending balance (shares) at Dec. 31, 2019	118,700,000				118,700,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	(895)	0	$ (895)
Other comprehensive income	0	0	0	246	246
Ending balance at Mar. 31, 2020	$ 143	192	(2,175)	242	(1,598)
Ending balance (shares) at Mar. 31, 2020	118,700,000
Beginning balance at Dec. 31, 2019	$ 143	192	(1,280)	(4)	$ (949)
Beginning balance (shares) at Dec. 31, 2019	118,700,000				118,700,000
Beginning balance at Dec. 31, 2019	$ 143	192	(1,280)	(4)	$ (949)
Beginning balance (shares) at Dec. 31, 2019	118,700,000				118,700,000
Beginning balance at Dec. 31, 2019	$ 143	192	(1,280)	(4)	$ (949)
Beginning balance (shares) at Dec. 31, 2019	118,700,000				118,700,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contributions from Rana municipality, net of issuance costs	$ 7	989			$ 996
Capital contributions from Rana municipality, net of issuance costs (shares)	6,666,667
Capital contributions from private placement, net of issuance costs	$ 76	10,478			10,554
Capital contributions from private placement, net of issuance costs (shares)	71,648,042
Capital contributions from conversion of convertible debt to ordinary shares	$ 10	1,694			1,704
Capital contributions from conversion of convertible debt to ordinary shares (shares)	9,973,253
Capital contributions from settlement of the warrant liability	$ 2	1,057			1,059
Capital contributions from settlement of the warrant liability (shares)	2,208,865
Share-based compensation expense	$ 0	535	0	0	535
Net loss	0	0	(9,605)	0	(9,605)
Other comprehensive income	0	0	0	662	662
Ending balance at Dec. 31, 2020	$ 238	14,945	(10,885)	658	$ 4,956
Ending balance (shares) at Dec. 31, 2020	209,196,827				209,196,827
Beginning balance at Mar. 31, 2020	$ 143	192	(2,175)	242	$ (1,598)
Beginning balance (shares) at Mar. 31, 2020	118,700,000
Beginning balance at Dec. 31, 2020	$ 238	14,945	(10,885)	658	$ 4,956
Beginning balance (shares) at Dec. 31, 2020	209,196,827				209,196,827
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	$ 0	4,617	0	0	$ 4,617
Net loss	0	0	(11,887)	0	(11,887)
Other comprehensive income	0	0	0	57	57
Ending balance at Mar. 31, 2021	$ 238	$ 19,562	$ (22,772)	$ 715	$ (2,257)
Ending balance (shares) at Mar. 31, 2021	209,196,827				209,196,827